STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

7. STOCKHOLDERS’ EQUITY (DEFICIT)

On September 15, 2020, the Company issued 1,050,000 shares of common stock in accordance with a strategic alliance agreement and as consideration for the purchase of 1,050,000 share of Psychedelitech, Inc. (“Psychedelitech”) (a private Ontario corporation). As a result of the transaction, the Company purchased 10% of Psychedelitech. The shares were recorded at fair value on the date of issuance of $26,250. As of December 31, 2021 and 2020, the investment in Psychedelitech is recorded at cost in the amount of $26,250.

During the year ended December 31, 2020, the Company issued 37,818,154 shares of common stock, in the aggregate, upon conversion of $378,182 of convertible promissory notes (see Note 5).

During the year ended December 31, 2020, the Company issued 100,909 shares of common stock upon the cashless exercise of 110,000 warrants.

On December 31, 2020, the Company issued 353,622 shares of common stock in relation to an asset sale and purchase agreement entered into on January 21, 2021 with CureDash, Inc. (a Deleware Corporation) (“CureDash” or the “Seller”). The shares were recorded at fair value on the date of issuance of $40,000. As of December 31, 2020, the Company recorded this amount as other current asset in the consolidated balance sheet. On January 21, 2021, the Company purchased tangible and intangible assets from the Seller in order to begin a new venture in psychosis therapy. The purchase price of the assets was $100,000 payable with the issuance of the 353,622 shares of common stock and $60,000 in cash which was paid upon closing on January 21, 2021. As of December 31, 2021, the Company recorded the purchase as an asset acquisition and recorded $100,000 as fixed assets where were impaired during the year ended December 31, 2021 (see Note 1, Property and Equipment).

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

On January 19, 2021, the Company consummated its agreement with the former and current directors of 20/20 Global, Inc. (“20/20 Global”) that provide for: (i) 20/20 Global’s purchase for $350,000 in cash of all of the outstanding stock of Mycotopioa Therapies, Inc. (“MYC”), the Company’s wholly owned subsidiary, from Ehave under a Stock Purchase Agreement, resulting in MYC becoming a wholly owned subsidiary of 20/20 Global; and (ii) the change of control of 20/20 Global’s board of directors and management. In a related transaction, Ehave agreed to purchase 9,793,754 shares of 20/20 Global common stock from third parties, which constitutes approximately 75.77% of the issued and outstanding shares of 20/20 Global’s common stock, for $350,000 in cash. There was a change in control of 20/20 Global’s board of directors and the transaction was accounted for as a reverse merger in which Mycotopia Therapies, Inc. was deemed to be the accounting acquirer and 20/20 Global the legal acquirer. The Company acquired a controlling interest in 20/20 Global, changed its name to Mycotopia Therapies, Inc. (“Mycotopia”), and consolidated Mycotopia as of December 31, 2021. The Company recorded a non-controlling interest in the amount of negative $3,454 for the disposal of MYC and re-acquisition of Mycotopia. The purpose of this transaction was to monetize the Company’s subsidiary into a publicly traded company.

During the year ended December 31, 2021, the Company received aggregate investments of $1,502,000 and issued 22,682,142 shares of common stock, in the aggregate, from Regulation A Offerings.

During the year ended December 31, 2021, the Company issued 5,681,985 shares of common stock upon the cashless exercise of 6,709,890 warrants.

During the year ended December 31, 2021, the Company issued 141,635,524 shares of common stock, in the aggregate, upon the conversion of convertible promissory notes and accrued interest in the amount of $1,469,004, in the aggreage. (see Note 5).

STOCK BASED COMPENSATION

During the year ended December 31, 2020, the Company entered into a finder’s fee agreement with a consultant to assist the Company in procuring sources of financing such as equity, debt, or a merger or sale of the Company. Total compensation for the consultant’s efforts and services shall be a cash fee of 10% of the total principal amount of gross proceeds from any financing and 10% of the total shares of common stock purchased or convertible equivalent. During the year ending December 31, 2020, the Company issued 1,250,000 shares of common stock which was recorded at fair value of $46,875 and paid $63,500 in relation to the finder’s fee agreement. The Company recognized these amounts as interest expense in the Company’s consolidated statements of operations and other comprehensive loss during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company issued 3,358,498 vested warrants to Ben Kaplan, the Company’s CEO, in accordance with his employment agreement valued at $720,695. The Company expensed $720,695 as general and administrative expense in relation to this issuance. The Company valued these warrants using the Black-Scholes option pricing model using the following assumptions: a) stock prices of $0.37 and $0.12, b) exercise price of $0.01, c) dividend rate of 0%, d) risk free rates of 0.20% and 0.13%, and e) expected volatility of 570% and 648%.

During the year ended December 31, 2020, the Company issued 1,183,357 shares of common stock, in the aggregate to consultants for services rendered. The Company expensed $161,225, in the aggregate, in relation to this issuance.

During the year ending December 31, 2021, the Company issued 7,354,312 shares of Ehave common stock for services rendered. The Company recorded stock based compensation of $2,816,602 for the fair value of the shares issued of $534,602 and $2,282,000 as equity for services rendered to Mycotopia.

EHAVE, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the period ended December 31, 2021 and 2020.

	Underlying Shares	Weighted Average Exercise Price		Weighted Average Term (Years)
Warrants outstanding at January 1, 2020	-	$
Granted	28,803,368		0.01	1.41
Exercised	(110,000)		0.01
Forfeited	-
Warrants outstanding at December 31, 2020	28,693,368		0.01	1.12
Granted	6,787,000		0.01	1.50
Exercised	(6,709,890)		0.01
Forfeited	-
Warrant outstanding at December 31, 2021	28,770,478		$0.01	0.44

The intrinsic value of warrants outstanding as of December 31, 2021 was $3,288.

The warrants granted during the period ending December 31, 2021 and 2020 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31,
	2021	2020
Expected term, in years	1.5	2.83
Expected volatility	100%	162.24%
Risk free interest rate	0.11%	0.44%
Dividend yield	-	-